Significant Accounting Policies: Reserve for Warranty (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Reserve for Warranty

Reserve for Warranty

The Company has accrued a reserve for the estimated cost of completing warranted services. The reserve is $65,590, $1,717 and $25,241 as of December 31, 2013, 2012 and 2011 respectively.